Non-controlling interest (Tables)	6 Months Ended
Feb. 28, 2026
Notes and other explanatory information [abstract]
Schedule of non controlling interest

	February 28, 2026	August 31, 2025
Balance at beginning of period	$17,015	$11,136
Non-controlling interest’s 45% share of Buckreef’s comprehensive income	10,271	5,879
Balance at end of period	$27,286	$17,015

Schedule of changes to the non-controlling interest

	Three months ended February 28,		Six months ended February 28,
Income Statement	2026	2025	2026	2025
Revenue	$34,072	$9,107	$59,189	$21,635
Depreciation	2,003	580	3,112	1,486
Accretion expense	215	237	426	425
Income tax expense	6,342	142	11,370	1,835
Comprehensive income for the period	14,666	1,289	22,825	3,857

Schedule of summarized financial information

Statement of Financial Position	February 28, 2026	August 31, 2025
Current assets	$32,107	$21,223
Non-current assets	100,640	89,368
Current liabilities	(20,853)	(21,398)
Non-current liabilities	(22,405)	(18,428)
Advances from parent, net	(22,494)	(26,567)

	Six months ended February 28,
Statement of Cash Flows	2026	2025
Cash provided by operating activities	$19,019	$7,459
Cash used in investing activities	(16,710)	(5,773)
Cash used in financing activities	(2,822)	(1,240)